Item G.1.b.ii.
and G.1.b.iv.


OFS Credit Company, Inc.
(the Fund)

The following documents have been filed with the Securities and Exchange Commission (the SEC) and are incorporated by reference herein:

1. The Funds Certificate of Designation for the 6.875 Series A Term Preferred Stock was filed with the SEC on March 15, 2019 as Exhibit (a)(2) to Pre-Effective Amendment No. 4 to the Funds Registration Statement on Form N-2 (File Nos. 333-228463 and 811-23299).

Section 16(a) of the Securities Exchange Act of 1934
and Section 30(h) of the Investment Company Act of 1940 require certain persons to file certain reports of ownership (Section 16 Filings) with the SEC. To the Funds knowledge, all required Section 16 Filings were timely and correctly made by reporting persons during the Funds most recently completed fiscal year.